Shareholders' Deficit (Details) - Pegasus Digital Mobility Acquisition Corp					1 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 06, 2021 shares	Nov. 04, 2021 USD ($) $ / shares shares	Oct. 26, 2021 $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Jul. 31, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 07, 2023 $ / shares	Jul. 14, 2023 $ / shares	May 31, 2023 shares
Shareholders' Deficit
Preferred shares authorized					2,000,000			2,000,000	2,000,000
Preference shares, par value (in dollars per share) | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001
Preferred shares issued					0			0	0
Preferred shares outstanding					0			0	0
Percentage of ownership by initial shareholders				20.00%
Unrecognized stock-based compensation expense | $								$ 7,109,928	$ 6,719,250
Ratio to be applied to the stock in a conversion								20
Sponsor
Shareholders' Deficit
Warrant Grant Agreement Transferring					1,775,000			1,775,000
Private Placement Warrants
Shareholders' Deficit
Settlement of Private Placement Warrant liabilities due to the transfer of these warrants to directors and officers | $	$ 390,678		$ 711,750
Private Placement Warrants | Sponsor
Shareholders' Deficit
Warrants transferred by sponsor to company			975,000
Class A ordinary shares
Shareholders' Deficit
Common shares authorized (in shares)					200,000,000			200,000,000
Ordinary shares, par value (in dollar per share) | $ / shares					$ 0.0001			$ 0.0001
Number of shares outstanding					4,500,017	5,003,218		4,500,017
Temporary equity, shares issued									22,500,000
Common shares, votes per share | Vote					1			1
Holders of number of shares who exercised their right to redeem shares					503,201	2,195,855	15,300,927
Class A ordinary shares | Sponsor
Shareholders' Deficit
Ordinary shares, par value (in dollar per share) | $ / shares										$ 0.03	$ 0.03
Class A ordinary shares | Third Extension Option
Shareholders' Deficit
Holders of number of shares who exercised their right to redeem shares							2,195,855	503,201
Class A ordinary shares subject to possible redemption
Shareholders' Deficit
Temporary equity, shares issued					4,500,017			4,500,017	22,500,000
Temporary equity, shares outstanding					4,500,017			4,500,017	22,500,000
Sale of Units through public offering net of issuance costs (in shares)								4,500,017	22,500,000
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit
Common shares authorized (in shares)					200,000,000			200,000,000	200,000,000
Ordinary shares, par value (in dollar per share) | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)					0			0	0
Number of shares outstanding					0			0	0
Class B ordinary shares
Shareholders' Deficit
Common shares authorized (in shares)					20,000,000			20,000,000	20,000,000
Ordinary shares, par value (in dollar per share) | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)				5,750,000	5,625,000			5,625,000	5,625,000
Number of shares outstanding				5,750,000	5,625,000			5,625,000	5,625,000
Shares subject to forfeiture				750,000
Common shares, votes per share | Vote					1			1
Number of class A common stock issued upon conversion of each share (in shares)								1
Class B ordinary shares | Sponsor
Shareholders' Deficit
Units sold by sponsor to the company			843,750
Purchase price, per unit | $ / shares			$ 0.004
Units forfeited by sponsor during period, shares		125,000
Warrant Grant Agreement Transferring												1,775,000
Class B ordinary shares | Anchor Investors
Shareholders' Deficit
Ordinary shares, par value (in dollar per share) | $ / shares				$ 0.0001
Sale of Units through public offering net of issuance costs (in shares)				1,375,000